SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION
15.	SHARE-BASED COMPENSATION

Employee Share options

In September 2013, the Board of Directors of the Company approved an Equity Incentive Plan (the “Plan”), under which, the Board of Directors may grant options to purchase ordinary shares to officers and directors, employees and individual advisors who render services to the Group to purchase an aggregate of no more than 1,287,500 ordinary shares of the Group (“Option Pool”). From 2014 to 2021, the Board of Directors approved to increase the Option Pool to 16,943,190 ordinary shares.

The options granted have a contractual term of 10 years and generally vest over a four-year period, with vesting schedules: 25% of the awards vesting on the anniversary of the grant date each year.

15.	SHARE-BASED COMPENSATION (Continued)

Employee Share options (Continued)

The Black Scholes model was applied in determining the estimated fair value of the options granted. The model requires the input of subjective assumptions. The following table presents the assumptions used to estimate the fair values of the share options granted for the years ended December 31, 2019, 2020 and 2021:

	2019	2020	2021
Risk-free rate of return	1.68%~2.63%	0.10%-1.67%	0.84%
Contractual life of option	10 years	10 years	10 years
Expected term	6.25 years	6.25 years	6.25 years
Estimated volatility rate	30%~41%	34%-59%	39%
Dividend yield	Nil	Nil	Nil
Fair value per ordinary share	US$2.37~$3.40	US$2.95-$3.74	US$3.08

A summary of employee option activity under the Plan during the years ended December 31, 2019, 2020 and 2021 is presented below:

			Weighted
		Weighted	average		The weighted-
		average	remaining	Aggregate	average grant-
	Number of	exercise	contractual	intrinsic	date fair value
	Options	price	term	value	of the options
		US$	Years	US$	US$
Outstanding at January 1, 2019	8,890,629	1.76	8.28	36,888
Granted	1,063,293	4.12			0.49
Forfeited	(2,086,050)	1.99
Expired	—	—
Exercised	(1,962,484)	0.76		3,220

Outstanding at December 31, 2019	5,905,388	2.44	7.96	22,807
Granted	965,000	2.58			1.06
Forfeited	(247,232)	2.10
Expired	—	—
Exercised	(325,190)	1.62		1,260

Outstanding at December 31, 2020	6,297,966	2.52	7.32	21,389
Granted	146,426	5.25			0.70
Forfeited	(355,175)	0.34
Expired	—	—
Exercised	(233,096)	1.94		588

Outstanding at December 31, 2021	5,856,121	2.55	6.32	349

Vested and exercisable as of December 31, 2021	4,136,123	2.36	5.94	335
Vested or expected to vest as of December 31, 2021	5,856,121	2.55	6.32	349

Total compensation cost recognized for the years ended December 31, 2019, 2020 and 2021 was RMB 36,633 , RMB 37,662 and RMB 25,565.

As of December 31, 2021, there was RMB6,893 of unrecognized compensation expense related to unvested share options, which is expected to be recognized over a weighted average period of 1.3 years.

15.	SHARE-BASED COMPENSATION (Continued)

Non-Employee Share options

The options granted have a contractual term of 10 years and were issued in payment for their consultation services which was expected to be performed over 4 years from the date of issuance. As services are performed, 25% of the awards vest on the anniversary of the grant date each year. The estimated fair value of the awards were determined using the Black Scholes model with the same assumptions used in employee share options.

The following table presents the assumptions used to estimate the fair values of the share options granted for the years ended December 31, 2019, 2020 and 2021:

					The
			Weighted		weighted-
		Weighted	average		average
		average	remaining	Aggregate	grant-date
	Number of	exercise	contractual	intrinsic	fair value of
	Options	price	term	value	the options
		US$	Years	US$	US$
Outstanding at January 1, 2019	1,106,587	0.62	6.18	664
Granted	—	—			—
Forfeited	—	—
Expired	—	—
Exercised	(254,068)	0.60		115

Outstanding at December 31, 2019	852,519	0.62	5.23	549
Granted	—	—			—
Forfeited	—	—
Expired	—	—
Exercised	(781,894)	0.50		211

Outstanding at December 31, 2020	70,625	1.99	6.83	338
Granted	—	—			—
Forfeited	—	—
Expired	—	—
Exercised	—	—

Outstanding at December 31, 2021	70,625	1.99	5.83	—

Vested and exercisable as of December 31, 2021	61,875	1.99	5.76	—
Vested or expected to vest as of December 31, 2021	70,625	1.99	5.83	—

Total compensation cost recognized for the years ended December 31, 2019, 2020 and 2021 was a reduction of RMB 511 due to adoption of ASU 2018-07, RMB 111 and RMB 87, respectively.

As of December 31, 2021, there was RMB20 of unrecognized compensation expense related to unvested share options, which is expected to be recognized over a weighted average period of 0.1 year.

Restricted share units

The restricted share units granted have a contractual term of 10 years and vest over a four-year period that 25% of the awards vesting on the anniversary of the grant date each year. The fair value of restricted share units with service conditions or performance conditions is based on the fair market value of the underlying ordinary shares on the date of grant.

15.	SHARE-BASED COMPENSATION (Continued)

Restricted share units (Continued)

The following table summarized the Group’s restricted share unit activities in 2019, 2020 and 2021.

	Number of	Weighted
	Restricted	Average Grant Date
	Share Units	Fair Value
		US$
Restricted share units outstanding at January 1, 2019	—	—
Granted	3,050,427	3.90
Forfeited	(195,200)	3.10
Vested	(301,228)	4.60

Restricted share units outstanding at January 1, 2020	2,553,999	3.88
Granted	1,716,950	3.28
Forfeited	(565,116)	2.83
Vested	(638,052)	4.12

Restricted share units outstanding at December 31, 2020	3,067,781	3.69
Granted	1,552,040	5.27
Forfeited	(1,339,044)	4.35
Vested	(894,988)	3.89
Restricted share units outstanding at December 31, 2021	2,385,789	4.27

The total fair value of restricted share units vested during the years ended December 31, 2020 and 2021 was RMB 17,017 and RMB 22,395, respectively. Total compensation cost recognized for the years ended December 31, 2019, 2020 and 2021 was RMB 18,159, RMB 21,280 and RMB 25,711. As of December 31, 2021, there was RMB 51,308 in total unrecognized compensation expense related to such non-vested restricted shares, which is expected to be recognized over a weighted-average period of 2.5 years.

Employee ownership plan of 1 Pharmacy Technology

As disclosed in Note 12, the excess of the fair value of the restricted shares of LLPs issued to the employees of 1 Pharmacy Technology over the issuance price of RMB 32,500 is recognized as share based compensation over the vesting period. The shares issued to the employees in each LLP are not outstanding shares but are restricted with 50% of the shares vesting within two years from the issuance date and the remaining 50% vesting evenly on an annual basis over the 2 years thereafter, which are also subject to adjustment based on performance condition.

For the year ended December 31, 2020, the Group determined the fair value of the restricted shares of LLPs using market approach with the assistance from third party valuation specialist. The fair value of the restricted shares was estimated at RMB 14.19 per share compared with the issuance price of RMB 1.0 per share.

For the year ended December 31, 2021, the Group determined the fair value of the restricted shares using income approach with the assistance from third party valuation specialist. The fair value of the restricted shares was estimated at RMB 13.5 to 14.2 per share compared with the issuance price of RMB 1.0 per share.

15.	SHARE-BASED COMPENSATION (Continued)

The following table summarized the Group’s restricted shares of LLPs activities in 2020 and 2021.

			Weighted average
	Number of Restricted	Weighted Average	remaining contractual	Aggregate intrinsic
	Share Units of LLPs	Grant Date Fair Value	term	value
		RMB
Non-vested restricted shares outstanding at January 1, 2020	—	—	—	—
Granted	32,500,000	14.19
Forfeited	—	—
Vested	—	—
Non-vested restricted shares outstanding at December 31, 2020	32,500,000	14.19	3.84	428,675
Granted	5,298,506	13.74
Forfeited	(6,150,869)	14.17
Vested	—	—
Non-vested restricted shares outstanding at December 31, 2021	31,647,637	14.12	2.94	395,595

Total compensation cost recognized for the years ended December 31, 2020 and 2021 was RMB 16,642 and RMB 93,649.

As of December 31, 2021, there was RMB 305,009 in total unrecognized compensation expense related to such non-vested restricted shares, which is expected to be recognized over a weighted-average period of 2.9 years.

Share-based compensation for all share options, restricted share units and employee ownership plan of 1 Pharmacy Technology

The Group recorded share based compensation expense of RMB 54,281, RMB 75,695 and RMB 145,593 for the years ended December 31, 2019, 2020 and 2021, respectively, which were classified in the accompanying consolidated statements of operations as follows:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
General and administrative expenses	25,412	22,727	69,718
Selling and marketing expenses	24,772	40,562	50,532
Technology expenses	4,097	12,406	25,343
Total	54,281	75,695	145,593

As of December 31, 2021, there was RMB 363,230 of total unrecognized compensation expense related to unvested share options, restricted share units and restricted shares of LLPs. That cost is expected to be recognized over a weighted-average period of 2.8 years.